Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of assumptions used in the OPM and CSE models

The assumptions used in the OPM and CSE models are provided in the following tables:

Option-pricing method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Annual dividend rate for common stock	0.0%
Annualized volatility	40.0%
Risk-free rate (continuously compounding)	0.3%

Common-stock equivalent method
Valuation date	11/6/2020
Liquidity event date	12/31/2024
Time to liquidity	4.15 years
Total equity value (in thousands)	$82,000
Value per common stock equivalent	$562.06